Obligation to FIDC FGTS Quota Holders (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Obligation To FIDC FGTS Quota Holders [Abstract]
Maturity years of quotas	6 years
Remuneration of CDI rate	1.50%
Redeemed prior senior quotas	6 years
Interest accrued	R$ (122,894)	R$ 3,245